Note A - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Property, Plant, And Equipment, Useful Lives [Table Text Block]
Buildings (years)	20	-	50
Machinery and equipment (years)	5	-	15
Software (years)	3	-	5

Schedule of Finite-Lived Intangible Assets [Table Text Block]
Technology and drawings (years)	15	-	20
Customer relationships (years)	9	-	10
Other intangibles (years)	2	-	18

Schedule of Product Warranty Liability [Table Text Block]
	2013	2012	2011
Balance at beginning of year	$1,133	$1,228	$1,543
Provision	1,220	1,394	1,081
Claims	(1,183)	(1,489)	(1,396)
Balance at end of year	$1,170	$1,133	$1,228